Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Intangible Assets, Net [Abstract]
Full service logistics platforms	$ 190,000
Less: Accumulated amortization	5,278
Intangible asset, net	$ 184,722